LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP JPMorgan Small Cap Core Fund

Supplement Dated June 9, 2023

to the Summary and Statutory Prospectuses dated May 1, 2023

This Supplement updates certain information in the Summary and Statutory Prospectuses for the LVIP JPMorgan Small Cap Core Fund (the “Fund”). You may obtain copies of the Fund’s Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the Fund’s Summary and Statutory Prospectuses are revised as follows:

1.	All references to, and information regarding, Jonathan L. Tse, in the Fund’s Summary and Statutory Prospectuses are deleted in their entirety.

2.	The following replaces the information related to J.P. Morgan Investment Management Inc. (“JPMIM”) under Portfolio Managers on page 4 of the Summary and Statutory Prospectuses:

JPMIM Portfolio Managers	Company Title	Experience with Fund
Phillip D. Hart, CFA	Managing Director	Since 2011

Wonseok Choi, Ph.D.	Managing Director	Since 2019

Akash Gupta, CFA, FRM	Executive Director	Since 2019

Robert A. Ippolito, CFA	Portfolio Manager	Since 2021

3.	The following replaces the information under Management and Organization —JPMIM Portfolio Managers on page 10 of the Statutory Prospectus:

Phillip D. Hart, Wonseok Choi, Akash Gupta, and Robert Ippolito are responsible for the day-to-day management of the Fund’s assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP JPMorgan Small Cap Core Fund

Supplement Dated June 9, 2023

to the Statement of Additional Information dated May 1, 2023

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP JPMorgan Small Cap Core Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Jonathan L. Tse, in the SAI, are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE